OTHER FINANCIAL ITEMS, NET (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended					12 Months Ended																		3 Months Ended	12 Months Ended
	Apr. 30, 2003 Subsidiary	Dec. 31, 2011	Dec. 31, 2010 Vessels	Dec. 31, 2009	Dec. 31, 2011 Vessels and equipment Vessels	Apr. 30, 2003 Vessels and equipment Vessels	Dec. 31, 2011 Mark-to-market adjustment, derivatives Interest rate swap	Dec. 31, 2010 Mark-to-market adjustment, derivatives Interest rate swap	Dec. 31, 2009 Mark-to-market adjustment, derivatives Interest rate swap	Dec. 31, 2011 Mark-to-market adjustment, derivatives Foreign exchange contract	Dec. 31, 2010 Mark-to-market adjustment, derivatives Foreign exchange contract	Dec. 31, 2009 Mark-to-market adjustment, derivatives Foreign exchange contract	Dec. 31, 2011 Derivative settlements Interest rate swap	Dec. 31, 2010 Derivative settlements Interest rate swap	Dec. 31, 2009 Derivative settlements Interest rate swap	Dec. 31, 2011 Derivative settlements Equity swap	Dec. 31, 2010 Derivative settlements Equity swap	Dec. 31, 2009 Derivative settlements Equity swap	Dec. 31, 2011 Foreign exchange gain (loss) on capital lease obligations and related restricted cash, net	Dec. 31, 2010 Foreign exchange gain (loss) on capital lease obligations and related restricted cash, net	Dec. 31, 2009 Foreign exchange gain (loss) on capital lease obligations and related restricted cash, net	Dec. 31, 2011 Financing arrangement fees and other costs	Dec. 31, 2010 Financing arrangement fees and other costs	Dec. 31, 2009 Financing arrangement fees and other costs	Dec. 31, 2010 Loss on termination of lease financing arrangements	Dec. 31, 2011 Loss on termination of lease financing arrangements	Dec. 31, 2010 Loss on termination of lease financing arrangements	Dec. 31, 2009 Loss on termination of lease financing arrangements	Dec. 31, 2011 Amortization of deferred financing costs	Dec. 31, 2010 Amortization of deferred financing costs	Dec. 31, 2009 Amortization of deferred financing costs	Dec. 31, 2011 Foreign exchange loss on operations	Dec. 31, 2010 Foreign exchange loss on operations	Dec. 31, 2009 Foreign exchange loss on operations	Dec. 31, 2011 Other	Dec. 31, 2010 Other	Dec. 31, 2009 Other
Other financial items, net:
Other financial items, net		$ (29,086)	$ (38,597)	$ 30,496			$ (10,057)	$ (5,295)	$ 17,385	$ (1,417)	$ (6,996)	$ 31,045	$ (14,201)	$ (13,018)	$ (13,976)	$ 0	$ 0	$ 17,603	$ 182	$ 4,581	$ (12,959)	$ (930)	$ (6,743)	$ (1,305)	$ (7,777)	$ 0	$ (7,777)	$ 0	$ (1,484)	$ (1,348)	$ (1,287)	$ (945)	$ (1,473)	$ (6,010)	$ (234)	$ (528)	$ 0
Number of subsidiaries sold	5
Percentage ownership in subsidiary	100.00%
Number of leased shipping vessels			3		3	5